VACATION OWNERSHIP INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
VACATION OWNERSHIP INVENTORY
Schedule of ownership inventory

As of December 31, 2017 and 2016, vacation ownership inventory is comprised of the following (in millions):

	December 31,	December 31,
	2017	2016
Completed unsold vacation ownership interests (current asset)	$492	$195
Vacation ownership projects construction in process (non-current asset)	60	189
Other	4	—
Total vacation ownership inventory	$556	$384